Property, Plant and Equipment (Details 5)	12 Months Ended
Dec. 31, 2025
Wind Power Assets [Member] | Sao Bento Complex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.25%
RV/BV-1	21.18%
RV/BV-1 (5% Variation)	19.03%
RV/BV-1 (10% Variation)	16.94%
Wind Power Assets [Member] | Brisa I Complex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.25%
RV/BV-1	15.12%
RV/BV-1 (5% Variation)	12.28%
RV/BV-1 (10% Variation)	9.52%
Wind Power Assets [Member] | Brisa I I Complex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.25%
RV/BV-1	34.73%
RV/BV-1 (5% Variation)	30.31%
RV/BV-1 (10% Variation)	26.09%
Wind Power Assets [Member] | Bento Miguel Complex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.25%
RV/BV-1	51.25%
RV/BV-1 (5% Variation)	47.15%
RV/BV-1 (10% Variation)	43.23%
Wind Power Assets [Member] | Cutia Complex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.25%
RV/BV-1	18.34%
RV/BV-1 (5% Variation)	15.34%
RV/BV-1 (10% Variation)	12.45%
Wind Power Assets [Member] | Jandaira Complex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.84%
RV/BV-1	8.18%
RV/BV-1 (5% Variation)	4.72%
RV/BV-1 (10% Variation)	1.44%
Wind Power Assets [Member] | Vilas Complex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	4.93%
RV/BV-1	49.97%
RV/BV-1 (5% Variation)	44.65%
RV/BV-1 (10% Variation)	39.55%
Wind Power Assets [Member] | Aventura Complex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.26%
RV/BV-1	29.58%
RV/BV-1 (5% Variation)	25.64%
RV/BV-1 (10% Variation)	21.87%
Wind Power Assets [Member] | Santa Rosa E Novo Mundo Complex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.26%
RV/BV-1	41.92%
RV/BV-1 (5% Variation)	37.90%
RV/BV-1 (10% Variation)	34.05%
Hydric Assets [Member] | Foz Do Areia [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	6.28%
RV/BV-1	64.28%
RV/BV-1 (5% Variation)	58.77%
RV/BV-1 (10% Variation)	53.55%
Hydric Assets [Member] | Segredo [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	6.28%
RV/BV-1	32.24%
RV/BV-1 (5% Variation)	28.07%
RV/BV-1 (10% Variation)	24.11%
Hydric Assets [Member] | Caxias [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	6.28%
RV/BV-1	33.70%
RV/BV-1 (5% Variation)	29.67%
RV/BV-1 (10% Variation)	25.83%
Hydric Assets [Member] | Maua [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	6.28%
RV/BV-1	32.86%
RV/BV-1 (5% Variation)	29.88%
RV/BV-1 (10% Variation)	27.01%
Hydric Assets [Member] | Bela Vista [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.48%
RV/BV-1	101.70%
RV/BV-1 (5% Variation)	94.98%
RV/BV-1 (10% Variation)	88.61%
Hydric Assets [Member] | Elejor
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	9.00%
RV/BV-1	19.45%
RV/BV-1 (5% Variation)	16.24%
RV/BV-1 (10% Variation)	13.17%